S000091479 [Member] Investment Objectives and Goals - RJ Eagle Vertical Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF RJ EAGLE VERTICAL INCOME ETF | 5.1.2026
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The RJ Eagle Vertical Income ETF (“Vertical Income ETF” or the “fund”) seeks current income,
Objective, Secondary [Text Block]	with long-term capital appreciation as a secondary investment objective.